INCOME TAXES (Details Narrative) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Non capital losses	$ 9,748,296	$ 9,000,490
Capital losses	$ 5,168,246